INCOME TAXES - Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Total unrecognized tax benefits at January 1,	$ 473	$ 470	$ 351
Decreases related to positions taken on items from prior years	(32)	(4)	(4)
Increases related to positions taken on items from prior years	17	3	4
Increases related to positions taken in the current year	5	18	164
Settlement of uncertain tax positions with tax authorities	(21)	(10)	(10)
Decreases due to expiration of statutes of limitations	(5)	(9)	0
Exchange gain	(9)		(9)
Exchange loss		5
Total unrecognized tax benefits at December 31,	428	473	470
Total unrecognized tax benefits that, if recognized, would impact the effective tax rate of continuing operations	284	329	338
Total amount of interest and penalties (benefit) recognized in "Provision for (benefit from) income taxes on continuing operations"	7	8	3
Total accrual for interest and penalties associated with unrecognized tax benefits	43	28	16
Unrecognized tax benefits related to discontinued operations	140	141	128
Mobility And Materials Businesses
Unrecognized Tax Benefits [Roll Forward]
Divestiture	$ 0	$ 0	$ (26)